Segment Reporting - Schedule of Revenue by Geographic Location of the Company’s Revenue (Details)		12 Months Ended
		Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2024 MYR (RM)
Schedule of Revenue by Geographic Location of the Company’s Revenue [Line Items]
Revenue		$ 5,530,555	RM 22,575,726	RM 22,421,335	RM 22,428,825
Thailand [Member]
Schedule of Revenue by Geographic Location of the Company’s Revenue [Line Items]
Revenue		2,393,564	9,770,530	11,018,521	10,863,491
Malaysia [Member]
Schedule of Revenue by Geographic Location of the Company’s Revenue [Line Items]
Revenue		1,699,936	6,939,140	5,704,747	6,635,737
Switzerland [Member]
Schedule of Revenue by Geographic Location of the Company’s Revenue [Line Items]
Revenue		1,314,878	5,367,333	5,180,589	3,274,015
United States of America [Member]
Schedule of Revenue by Geographic Location of the Company’s Revenue [Line Items]
Revenue		24,360	99,438	97,439	973,061
Others [Member]
Schedule of Revenue by Geographic Location of the Company’s Revenue [Line Items]
Revenue	[1]	$ 97,817	RM 399,285	RM 420,039	RM 682,521

[1]	No revenue from other single country amounted to 3% or more of the Company’s revenue.